CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 158,283	$ 22,949	¥ 157,386
Restricted cash, current portion	1,060	154	1,387
Accounts receivable (net of allowance of RMB4,932 and RMB7,764 (US$1,126) as of December 31, 2021 and 2022, respectively)	130,271	18,888	127,899
Prepayments and other current assets (net of reserve of RMB14,853 and RMB17,290 (US$2,507) and including amounts due from related parties amounting to RMB145,692 and RMB169,436 (US$24,566) as of December 31, 2021 and 2022, respectively)	385,351	55,871	257,019
Inventories	84,835	12,300	38,085
Net investment in direct financing leases, current portion			2,699
Total current assets	759,800	110,162	584,475
Non-current assets:
Restricted cash, non-current portion	0		138
Property, plant and equipment, net	3,259,145	472,532	3,145,025
Right-of-use assets, net	594,897	86,252	619,536
Net investment in direct financing leases, non-current portion			4,796
Goodwill	575,427	83,429	581,877
Intangible assets, net	353,766	51,291	657,837
Deposits for non-current assets	8,932	1,295	224,866
Long-term investments	437,874	63,485	390,625
Other non-current assets	15,093	2,188	20,776
Total non-current assets	5,245,134	760,472	5,645,476
Total assets	6,004,934	870,634	6,229,951
Current liabilities:
Accounts payable	146,748	21,276	102,508
Accrued expenses and other liabilities	419,881	60,879	382,177
Income tax payable	818	119
Operating lease liabilities, current	35,916	5,207	20,484
Short-term bank and other borrowings (including loan from related party of RMB12,108 and RMB13,105 (US$1,900) as of December 31, 2021 and 2022, respectively)	168,601	24,445	136,510
Long-term bank and other borrowings, current portion (including loan from related party of RMB35,993 and RMB133,856 (US$19,407) as of December 31, 2021 and 2022, respectively)	343,982	49,873	162,842
Derivative liability	5,290	767
Total current liabilities	1,121,236	162,566	804,521
Non-current liabilities:
Long-term bank and other borrowings, non-current portion (including loan from related party of RMB83,778 and RMB122,579 (US$17,772) as of December 31, 2020 and 2021, respectively)	2,471,427	358,323	2,178,596
Deferred tax liabilities	112,577	16,322	184,424
Derivative liability			5,863
Operating lease liabilities, non-current	199,953	28,990	214,225
Other long-term liabilities	84,084	12,192	98,601
Total non-current liabilities	2,868,041	415,827	2,681,709
Total liabilities	3,989,277	578,393	3,486,230
Contingently redeemable noncontrolling interest			3,680,782
Equity (deficit):
Treasury stock (12,101,847 and 12,101,847 shares as of December 31, 2021 and 2022, respectively)	(7)	(1)	(7)
Additional paid-in capital	1,930,633	279,915	1,936,552
Accumulated other comprehensive loss	(27,766)	(4,026)	(29,496)
Accumulated deficit	(3,766,931)	(546,154)	(3,277,270)
Total Concord Medical Services Holdings Limited shareholders' deficit	(1,863,966)	(270,251)	(1,370,116)
Noncontrolling interests	3,879,623	562,492	433,055
Total (deficit)/equity	2,015,657	292,241	(937,061)
Total liabilities, mezzanine equity and (deficit)/equity	6,004,934	870,634	6,229,951
Class A ordinary shares
Equity (deficit):
Ordinary shares	68	10	68
Class B ordinary shares
Equity (deficit):
Ordinary shares	¥ 37	$ 5	¥ 37